Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Comprehensive Income [Line Items]
Profit (loss) recognized in the income statement	€ 2,595	€ 612	€ (5,265)
Other comprehensive income, Items that will not be reclassified to profit or loss [Abstract]
Remeasurement gains (losses) related to defined benefit plans, before tax	804	149	(1,396)
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss, before tax	(15)	(24)	(3)
Total of income tax related to items that will not be reclassified to profit or loss	(202)	82	403
Items that are or may be reclassified to profit or loss, Financial assets at fair value through other comprehensive income
Unrealized net gains (losses) arising during the period, before tax	(351)	676	309
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	237	323	260
Derivatives hedging variability of cash flows [Abstract]
Unrealized net gains (losses) arising during the period, before tax	1	(14)	(2)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(54)	4	(2)
Assets classified as held for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax	0	0	0
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	0	0
Foreign currency translation [Abstract]
Unrealized net gains (losses) arising during the period, before tax	1,117	(1,819)	(20)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(14)	6	(9)
Equity Method Investments [Abstract]
Net gains (losses) arising during the period	(5)	1	(22)
Total of income tax related to items that are or may be reclassified to profit or loss	286	(122)	193
Other comprehensive income (loss), net of tax	1,329	(1,385)	(809)
Total comprehensive income (loss), net of tax	3,924	(774)	(6,073)
Attributable to [Abstract]
Noncontrolling interests	212	59	136
Deutsche Bank shareholders and additional equity components	€ 3,713	€ (833)	€ (6,209)